1. BACKGROUND (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Total assets	$ 680,428		$ 680,428		$ 612,645
Total liabilities	411,332		411,332		349,593
Revenues	76,543	$ 253,197	147,726	$ 411,638
Net loss	3,010	$ 4,399	5,678	1,800
VIEs
Total assets	331,348		331,348		458,794
Total liabilities	$ 152,280		152,280		$ 271,099
Revenues			13,480	23,910
Net loss			$ (1,620)	$ (4,604)